Notes to Equity and Liabilities of the Balance Sheet - Summary of Composition and Development of Treasury Stock (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of composition and development of treasury stock [abstract]
Purchase in				52,295	88,670	111,000	84,475	91,500	84,019
Transfer in	(55,236)	(38,642)	(76,332)	(90,955)	(104,890)
As of	225,800	281,036	319,678	396,010	434,670	450,890	339,890	255,415	163,915	79,896
Purchase in				€ 2,181,963	€ 5,392,931	€ 7,833,944	€ 2,823,625	€ 1,837,552	€ 1,747,067
Transfer in	€ (2,041,523)	€ (1,428,208)	€ (2,821,231)	(3,361,697)	(3,816,947)
As of	€ 8,357,250	€ 10,398,773	€ 11,826,981	€ 14,648,212	€ 15,827,946	€ 14,251,962	€ 6,418,018	€ 3,594,393	€ 1,756,841	€ 9,774